CASH FLOW STATEMENTS - AUD ($) $ in Millions		12 Months Ended
		Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Cash flows from operating activities
Interest received		$ 53,888	$ 52,515	$ 41,970
Interest paid		(35,638)	(34,000)	(22,654)
Dividends received		2	3	1
Other non-interest income received		2,241	4,314	3,567
Operating expenses paid		(10,096)	(9,679)	(9,856)
Income tax paid		(3,532)	(3,369)	(2,439)
Cash flows from operating activities before changes in operating assets and liabilities		6,865	9,784	10,589
Net (increase)/decrease in:
Collateral paid		1,945	(2,097)	1,545
Trading securities and financial assets measured at FVIS		(6,107)	(18,994)	(4,524)
Derivative financial instruments		5,650	(836)	4,082
Loans		(50,182)	(35,083)	(27,270)
Other financial assets		(48)	(348)	128
Other assets		(29)	(34)	8
Net increase/(decrease) in:
Collateral received		(5)	(318)	(2,888)
Deposits and other borrowings		51,853	35,243	24,692
Other financial liabilities		(457)	(7,084)	(17,146)
Other liabilities		4		(12)
Net cash provided by/(used in) operating activities		9,489	(19,767)	(10,796)
Cash flows from investing activities
Proceeds from investment securities		63,356	47,624	36,480
Purchase of investment securities		(75,810)	(72,786)	(33,753)
Proceeds from disposal of controlled entities and other businesses, net of cash disposed				293
Purchase of controlled entities and other businesses			(30)
Purchase of associates		(10)	(4)	(1)
Proceeds from sale of loans portfolio	[1]	1,418
Proceeds from disposal of property and equipment		33	46	72
Purchase of property and equipment		(371)	(235)	(238)
Purchase of intangible assets		(776)	(782)	(1,141)
Net cash provided by/(used in) investing activities		(12,160)	(26,167)	1,712
Cash flows from financing activities
Proceeds from debt issues (net of issue costs)		68,850	80,245	70,974
Redemption of debt issues		(76,010)	(67,100)	(62,596)
Payments for the principal portion of lease liabilities		(390)	(416)	(401)
Issue of loan capital (net of issue costs)		5,042	6,326	3,453
Redemption of loan capital		(4,122)	(1,957)	(1,171)
Payment for share buyback		(672)	(1,812)
Issue of perpetual preference shares (net of issue cost)			339
Purchase of shares relating to share-based payment arrangements		(23)	(56)	(32)
Net purchase of treasury shares (including RSP and EIP restricted shares)		(87)	(56)	(47)
Payment of dividends		(5,215)	(5,652)	(4,504)
Dividends paid to NCI		(17)	(4)	(21)
Purchase of shares from NCI		(4)	(25)
Net cash provided by/(used in) financing activities		(12,648)	9,832	5,655
Net increase/(decrease) in cash and balances with central banks		(15,319)	(36,102)	(3,429)
Effect of exchange rate changes on cash and balances with central banks		82	(753)	694
Cash and balances with central banks as at beginning of year		65,667	102,522	105,257
Cash and balances with central banks as at end of year		50,430	65,667	102,522
Parent Entity
Cash flows from operating activities
Interest received		50,015	48,242
Interest paid		(34,723)	(33,039)
Dividends received		987	1,285
Other non-interest income received		2,173	4,274
Operating expenses paid		(9,004)	(8,464)
Income tax paid		(3,047)	(2,871)
Cash flows from operating activities before changes in operating assets and liabilities		6,401	9,427
Net (increase)/decrease in:
Collateral paid		1,905	(2,057)
Trading securities and financial assets measured at FVIS		(6,054)	(19,452)
Derivative financial instruments		1,013	1,358
Loans		(45,997)	(32,528)
Other financial assets		(26)	(231)
Other assets		2	2
Net increase/(decrease) in:
Collateral received		(709)	(181)
Deposits and other borrowings		50,803	35,870
Other financial liabilities		873	(5,281)
Other liabilities			(9)
Net cash provided by/(used in) operating activities		8,211	(13,082)
Cash flows from investing activities
Proceeds from investment securities		61,168	40,089
Purchase of investment securities		(73,463)	(65,072)
Net movement in amounts due to/from controlled entities		3,797	(1,283)
Net (increase)/decrease in investments in controlled entities		478	(254)
Purchase of associates		(10)	(3)
Proceeds from sale of loans portfolio	[1]	1,414
Proceeds from disposal of property and equipment		15	37
Purchase of property and equipment		(259)	(168)
Purchase of intangible assets		(674)	(673)
Net cash provided by/(used in) investing activities		(7,534)	(27,327)
Cash flows from financing activities
Proceeds from debt issues (net of issue costs)		59,404	68,438
Redemption of debt issues		(68,590)	(58,931)
Payments for the principal portion of lease liabilities		(338)	(365)
Issue of loan capital (net of issue costs)		5,042	6,326
Redemption of loan capital		(4,127)	(1,951)
Payment for share buyback		(672)	(1,812)
Purchase of shares relating to share-based payment arrangements		(23)	(56)
Net purchase of treasury shares (including RSP and EIP restricted shares)		(86)	(56)
Payment of dividends		(5,215)	(5,652)
Net cash provided by/(used in) financing activities		(14,605)	5,941
Net increase/(decrease) in cash and balances with central banks		(13,928)	(34,468)
Effect of exchange rate changes on cash and balances with central banks		310	(598)
Cash and balances with central banks as at beginning of year		58,400	93,466
Cash and balances with central banks as at end of year		$ 44,782	$ 58,400	$ 93,466

[1]	The sale of the auto finance loan portfolio to Resimac Asset Finance Pty Limited was completed on 1 March 2025. A loss on sale of $8 million is included in Net gain/(loss) on disposal of assets in Note 4.